John Hancock
Lifetime Blend Portfolios
Quarterly portfolio holdings 5/31/2024

Portfolios’ investments
2065 LIFETIME BLEND PORTFOLIO

As of 5-31-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 55.0%
Equity - 53.5%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,515,652	$15,292,927
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	1,718,245	19,209,979
Fixed income - 1.5%
Bond, Class NAV, JHSB (MIM US) (B)	24,564	325,479
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	49,415	373,085
High Yield, Class NAV, JHBT (MIM US) (B)	98,574	294,737

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $30,982,193)		$35,496,207
UNAFFILIATED INVESTMENT COMPANIES - 43.0%
Equity - 43.0%
Fidelity Mid Cap Index Fund	269,756	8,537,777
Fidelity Small Cap Index Fund	104,964	2,699,683
Financial Select Sector SPDR Fund	12,844	534,824
iShares MSCI Global Min Vol Factor ETF	3,811	397,983
Vanguard Dividend Appreciation ETF	1,472	266,285
Vanguard FTSE All World ex-US Small-Cap ETF	9,430	1,129,997
Vanguard FTSE Developed Markets ETF	22,967	1,164,886
Vanguard FTSE Emerging Markets ETF	65,850	2,836,818
Vanguard Health Care ETF	2,946	773,178
Vanguard Information Technology ETF	943	504,137
Vanguard S&P 500 ETF	18,396	8,915,070

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $24,289,234)		$27,760,638
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	300	0
ICA Gruppen AB (C)(D)	13	0
Health care - 0.0%
NMC Health PLC (C)(D)	9	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	240	725
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	1,216	33

TOTAL COMMON STOCKS (Cost $303)		$758
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.7%
U.S. Government - 1.7%
U.S. Treasury STRIPS, PO, 4.488%, 02/15/2054	$249,300	66,362
U.S. Treasury STRIPS, PO, 4.519%, 11/15/2052	1,084,700	302,733
U.S. Treasury STRIPS, PO, 4.614%, 08/15/2051	1,409,700	405,833
U.S. Treasury STRIPS, PO, 4.650%, 05/15/2050	1,208,800	365,265

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,313,578)		$1,140,193
2065 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 5.2280% (F)(G)	11,770	$117,664

TOTAL SHORT-TERM INVESTMENTS (Cost $117,352)		$117,664
Total investments (Cost $56,702,660) - 99.9%		$64,515,460
Other assets and liabilities, net - 0.1%		47,653
TOTAL NET ASSETS - 100.0%		$64,563,113
2060 LIFETIME BLEND PORTFOLIO

As of 5-31-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 55.0%
Equity - 53.5%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	5,226,281	$52,733,172
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	5,924,864	66,239,978
Fixed income - 1.5%
Bond, Class NAV, JHSB (MIM US) (B)	83,728	1,109,398
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	168,432	1,271,662
High Yield, Class NAV, JHBT (MIM US) (B)	335,991	1,004,613

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $107,658,743)		$122,358,823
UNAFFILIATED INVESTMENT COMPANIES - 43.1%
Equity - 43.1%
Fidelity Mid Cap Index Fund	930,906	29,463,161
Fidelity Small Cap Index Fund	363,020	9,336,880
Financial Select Sector SPDR Fund	45,569	1,897,493
iShares MSCI Global Min Vol Factor ETF	13,546	1,414,609
Vanguard Dividend Appreciation ETF	5,232	946,469
Vanguard FTSE All World ex-US Small-Cap ETF	32,613	3,908,016
Vanguard FTSE Developed Markets ETF	79,430	4,028,690
Vanguard FTSE Emerging Markets ETF	227,574	9,803,888
Vanguard Health Care ETF	10,144	2,662,293
Vanguard Information Technology ETF	3,250	1,737,483
Vanguard S&P 500 ETF	63,577	30,810,686

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $81,411,685)		$96,009,668
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	2,326	0
ICA Gruppen AB (C)(D)	100	0
Health care - 0.0%
NMC Health PLC (C)(D)	73	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,860	5,619
2	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

2060 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	9,419	$259

TOTAL COMMON STOCKS (Cost $2,348)		$5,878
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.8%
U.S. Government - 1.8%
U.S. Treasury STRIPS, PO, 4.488%, 02/15/2054	$859,500	228,795
U.S. Treasury STRIPS, PO, 4.519%, 11/15/2052	3,798,800	1,060,221
U.S. Treasury STRIPS, PO, 4.614%, 08/15/2051	4,802,400	1,382,544
U.S. Treasury STRIPS, PO, 4.650%, 05/15/2050	4,268,400	1,289,787

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $4,772,875)		$3,961,347
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 5.2280% (F)(G)	25,645	256,361

TOTAL SHORT-TERM INVESTMENTS (Cost $256,190)		$256,361
Total investments (Cost $194,101,841) - 100.0%		$222,592,077
Other assets and liabilities, net - 0.0%		102,401
TOTAL NET ASSETS - 100.0%		$222,694,478
2055 LIFETIME BLEND PORTFOLIO

As of 5-31-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 54.9%
Equity - 53.4%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	9,278,584	$93,620,909
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	10,518,827	117,600,491
Fixed income - 1.5%
Bond, Class NAV, JHSB (MIM US) (B)	145,577	1,928,897
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	292,851	2,211,024
High Yield, Class NAV, JHBT (MIM US) (B)	584,184	1,746,709

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $191,467,934)		$217,108,030
UNAFFILIATED INVESTMENT COMPANIES - 43.1%
Equity - 43.1%
Fidelity Mid Cap Index Fund	1,651,058	52,255,998
Fidelity Small Cap Index Fund	643,678	16,555,392
Financial Select Sector SPDR Fund	81,963	3,412,939
iShares MSCI Global Min Vol Factor ETF	24,365	2,544,437
Vanguard Dividend Appreciation ETF	9,410	1,702,269
Vanguard FTSE All World ex-US Small-Cap ETF	57,990	6,948,942
Vanguard FTSE Developed Markets ETF	140,964	7,149,694
Vanguard FTSE Emerging Markets ETF	404,065	17,407,120
Vanguard Health Care ETF	17,981	4,719,113
Vanguard Information Technology ETF	5,774	3,086,838
Vanguard S&P 500 ETF	112,882	54,704,875
2055 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $142,547,366)		$170,487,617
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	4,869	$0
ICA Gruppen AB (C)(D)	209	0
Health care - 0.0%
NMC Health PLC (C)(D)	153	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	3,894	11,764
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	19,720	542

TOTAL COMMON STOCKS (Cost $4,917)		$12,306
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.8%
U.S. Government - 1.8%
U.S. Treasury STRIPS, PO, 4.488%, 02/15/2054	$1,508,000	401,422
U.S. Treasury STRIPS, PO, 4.519%, 11/15/2052	6,800,300	1,897,920
U.S. Treasury STRIPS, PO, 4.614%, 08/15/2051	8,595,400	2,474,495
U.S. Treasury STRIPS, PO, 4.650%, 05/15/2050	7,635,000	2,307,077

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $8,570,080)		$7,080,914
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 5.2280% (F)(G)	36,089	360,773

TOTAL SHORT-TERM INVESTMENTS (Cost $360,770)		$360,773
Total investments (Cost $342,951,067) - 99.9%		$395,049,640
Other assets and liabilities, net - 0.1%		245,767
TOTAL NET ASSETS - 100.0%		$395,295,407
2050 LIFETIME BLEND PORTFOLIO

As of 5-31-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 54.9%
Equity - 53.4%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	12,035,173	$121,434,898
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	13,643,849	152,538,230
Fixed income - 1.5%
Bond, Class NAV, JHSB (MIM US) (B)	186,854	2,475,821
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	375,973	2,838,594
High Yield, Class NAV, JHBT (MIM US) (B)	749,996	2,242,489

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $248,077,268)		$281,530,032
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	3

2050 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

UNAFFILIATED INVESTMENT COMPANIES - 43.1%
Equity - 43.1%
Fidelity Mid Cap Index Fund	2,141,516	$67,778,993
Fidelity Small Cap Index Fund	835,059	21,477,712
Financial Select Sector SPDR Fund	106,256	4,424,500
iShares MSCI Global Min Vol Factor ETF	31,489	3,288,396
Vanguard Dividend Appreciation ETF	12,162	2,200,106
Vanguard FTSE All World ex-US Small-Cap ETF	75,130	9,002,828
Vanguard FTSE Developed Markets ETF	182,532	9,258,023
Vanguard FTSE Emerging Markets ETF	523,329	22,545,013
Vanguard Health Care ETF	23,310	6,117,710
Vanguard Information Technology ETF	7,496	4,007,437
Vanguard S&P 500 ETF	145,954	70,732,227

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $184,138,860)		$220,832,945
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	6,675	0
ICA Gruppen AB (C)(D)	287	0
Health care - 0.0%
NMC Health PLC (C)(D)	209	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	5,335	16,117
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	27,032	743

TOTAL COMMON STOCKS (Cost $6,739)		$16,860
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.8%
U.S. Government - 1.8%
U.S. Treasury STRIPS, PO, 4.488%, 02/15/2054	$1,993,700	530,713
U.S. Treasury STRIPS, PO, 4.519%, 11/15/2052	8,833,400	2,465,345
U.S. Treasury STRIPS, PO, 4.614%, 08/15/2051	11,164,200	3,214,017
U.S. Treasury STRIPS, PO, 4.650%, 05/15/2050	9,894,800	2,989,923

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $11,133,455)		$9,199,998
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 5.2280% (F)(G)	12,614	126,101

TOTAL SHORT-TERM INVESTMENTS (Cost $126,099)		$126,101
Total investments (Cost $443,482,421) - 99.8%		$511,705,936
Other assets and liabilities, net - 0.2%		897,118
TOTAL NET ASSETS - 100.0%		$512,603,054
2045 LIFETIME BLEND PORTFOLIO

As of 5-31-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 55.0%
Equity - 51.7%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	13,808,047	$139,323,190
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	15,744,306	176,021,343
Fixed income - 3.3%
Bond, Class NAV, JHSB (MIM US) (B)	704,387	9,333,124
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	805,872	6,084,336
High Yield, Class NAV, JHBT (MIM US) (B)	1,622,873	4,852,391

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $298,207,737)		$335,614,384
UNAFFILIATED INVESTMENT COMPANIES - 42.6%
Equity - 41.1%
Fidelity Mid Cap Index Fund	2,353,476	74,487,528
Fidelity Small Cap Index Fund	916,817	23,580,521
Financial Select Sector SPDR Fund	125,495	5,225,612
iShares Global Infrastructure ETF	12,650	637,813
iShares MSCI Global Min Vol Factor ETF	38,176	3,986,720
Vanguard Dividend Appreciation ETF	14,796	2,676,596
Vanguard Energy ETF	18,525	2,418,624
Vanguard FTSE All World ex-US Small-Cap ETF	89,482	10,722,628
Vanguard FTSE Developed Markets ETF	252,312	12,797,265
Vanguard FTSE Emerging Markets ETF	524,302	22,586,930
Vanguard Global ex-U.S. Real Estate ETF	15,108	630,004
Vanguard Health Care ETF	27,089	7,109,508
Vanguard Information Technology ETF	8,583	4,588,558
Vanguard Materials ETF (H)	6,275	1,267,550
Vanguard Real Estate ETF	23,107	1,923,427
Vanguard S&P 500 ETF	157,916	76,529,252
Fixed income - 1.5%
Vanguard Total Bond Market ETF	130,437	9,344,507

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $217,891,869)		$260,513,043
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	8,519	0
ICA Gruppen AB (C)(D)	366	0
Health care - 0.0%
NMC Health PLC (C)(D)	267	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	6,811	20,575
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	34,500	948

TOTAL COMMON STOCKS (Cost $8,601)		$21,523
4	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

2045 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.3%
U.S. Government - 2.3%
U.S. Treasury STRIPS, PO, 4.488%, 02/15/2054	$3,048,000	$811,363
U.S. Treasury STRIPS, PO, 4.519%, 11/15/2052	13,211,300	3,687,189
U.S. Treasury STRIPS, PO, 4.614%, 08/15/2051	16,696,500	4,806,688
U.S. Treasury STRIPS, PO, 4.650%, 05/15/2050	14,755,300	4,458,626

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $16,901,528)		$13,763,866
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 5.2280% (F)(I)	146,523	1,464,747

TOTAL SHORT-TERM INVESTMENTS (Cost $1,464,671)		$1,464,747
Total investments (Cost $534,474,406) - 100.1%		$611,377,563
Other assets and liabilities, net - (0.1%)		(892,937)
TOTAL NET ASSETS - 100.0%		$610,484,626
2040 LIFETIME BLEND PORTFOLIO

As of 5-31-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 53.8%
Equity - 46.4%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	14,357,040	$144,862,538
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	16,326,724	182,532,771
Fixed income - 7.4%
Bond, Class NAV, JHSB (MIM US) (B)	2,168,023	28,726,298
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,700,870	12,841,570
High Yield, Class NAV, JHBT (MIM US) (B)	3,525,457	10,541,117

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $342,828,835)		$379,504,294
UNAFFILIATED INVESTMENT COMPANIES - 43.1%
Equity - 39.0%
Fidelity Mid Cap Index Fund	2,342,767	74,148,583
Fidelity Small Cap Index Fund	912,386	23,466,567
Financial Select Sector SPDR Fund	139,722	5,818,024
iShares Global Infrastructure ETF	34,678	1,748,465
iShares MSCI Global Min Vol Factor ETF	103,624	10,821,454
Vanguard Dividend Appreciation ETF	40,323	7,294,431
Vanguard Energy ETF	50,673	6,615,867
Vanguard FTSE All World ex-US Small-Cap ETF	103,149	12,360,345
Vanguard FTSE Developed Markets ETF	347,673	17,633,975
Vanguard FTSE Emerging Markets ETF	455,420	19,619,494
Vanguard Global ex-U.S. Real Estate ETF	41,416	1,727,047
Vanguard Health Care ETF (H)	31,157	8,177,155
Vanguard Information Technology ETF	9,623	5,144,552
Vanguard Materials ETF	17,205	3,475,410
Vanguard Real Estate ETF	63,331	5,271,672
Vanguard S&P 500 ETF	148,153	71,797,907
2040 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - 4.1%
Vanguard Total Bond Market ETF	399,203	$28,598,903

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $259,368,482)		$303,719,851
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	8,209	0
ICA Gruppen AB (C)(D)	353	0
Health care - 0.0%
NMC Health PLC (C)(D)	258	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	6,565	19,831
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	33,245	914

TOTAL COMMON STOCKS (Cost $8,288)		$20,745
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.0%
U.S. Government - 3.0%
U.S. Treasury STRIPS, PO, 4.488%, 02/15/2054	$4,595,400	1,223,273
U.S. Treasury STRIPS, PO, 4.519%, 11/15/2052	20,134,400	5,619,382
U.S. Treasury STRIPS, PO, 4.614%, 08/15/2051	25,441,800	7,324,337
U.S. Treasury STRIPS, PO, 4.650%, 05/15/2050	22,543,200	6,811,905

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $26,537,864)		$20,978,897
SHORT-TERM INVESTMENTS - 0.8%
Short-term funds - 0.8%
John Hancock Collateral Trust, 5.2280% (F)(I)	586,983	5,867,894

TOTAL SHORT-TERM INVESTMENTS (Cost $5,868,170)		$5,867,894
Total investments (Cost $634,611,639) - 100.7%		$710,091,681
Other assets and liabilities, net - (0.7%)		(5,206,201)
TOTAL NET ASSETS - 100.0%		$704,885,480
2035 LIFETIME BLEND PORTFOLIO

As of 5-31-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 53.7%
Equity - 41.3%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	14,955,479	$150,900,786
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	17,008,337	190,153,212
Fixed income - 12.4%
Bond, Class NAV, JHSB (MIM US) (B)	4,536,127	60,103,686
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,071,891	23,192,777
High Yield, Class NAV, JHBT (MIM US) (B)	6,545,560	19,571,225
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	5

2035 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $406,369,077)		$443,921,686
UNAFFILIATED INVESTMENT COMPANIES - 42.5%
Equity - 35.2%
Fidelity Mid Cap Index Fund	2,296,816	$72,694,229
Fidelity Small Cap Index Fund	895,659	23,036,360
Financial Select Sector SPDR Fund	154,064	6,415,225
iShares Global Infrastructure ETF	64,305	3,242,258
iShares MSCI Global Min Vol Factor ETF	194,754	20,338,160
Vanguard Dividend Appreciation ETF	76,507	13,840,116
Vanguard Energy ETF	93,929	12,263,370
Vanguard FTSE All World ex-US Small-Cap ETF	110,625	13,256,194
Vanguard FTSE Developed Markets ETF	423,152	21,462,269
Vanguard FTSE Emerging Markets ETF	353,569	15,231,753
Vanguard Global ex-U.S. Real Estate ETF	76,682	3,197,639
Vanguard Health Care ETF	30,486	8,001,051
Vanguard Information Technology ETF	10,545	5,637,462
Vanguard Materials ETF (H)	31,843	6,432,286
Vanguard Real Estate ETF (H)	117,220	9,757,393
Vanguard S&P 500 ETF	114,955	55,709,492
Fixed income - 7.3%
Vanguard Total Bond Market ETF	839,389	60,133,828

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $305,899,447)		$350,649,085
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	8,783	0
ICA Gruppen AB (C)(D)	377	0
Health care - 0.0%
NMC Health PLC (C)(D)	276	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	7,026	21,227
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	35,571	978

TOTAL COMMON STOCKS (Cost $8,867)		$22,205
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.7%
U.S. Government - 3.7%
U.S. Treasury STRIPS, PO, 4.488%, 02/15/2054	$6,779,000	1,804,537
U.S. Treasury STRIPS, PO, 4.519%, 11/15/2052	29,186,700	8,145,821
U.S. Treasury STRIPS, PO, 4.614%, 08/15/2051	36,881,500	10,617,666
U.S. Treasury STRIPS, PO, 4.650%, 05/15/2050	32,723,300	9,888,038

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $38,447,759)		$30,456,062
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
John Hancock Collateral Trust, 5.2280% (F)(I)	238,932	2,388,528
2035 LIFETIME BLEND PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $2,388,524)	$2,388,528
Total investments (Cost $753,113,674) - 100.2%	$827,437,566
Other assets and liabilities, net - (0.2%)	(1,673,247)
TOTAL NET ASSETS - 100.0%	$825,764,319
2030 LIFETIME BLEND PORTFOLIO

As of 5-31-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 51.7%
Equity - 35.7%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	12,879,202	$129,951,143
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	14,791,625	165,370,366
Fixed income - 16.0%
Bond, Class NAV, JHSB (MIM US) (B)	5,862,676	77,680,455
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	4,357,634	32,900,135
High Yield, Class NAV, JHBT (MIM US) (B)	7,126,430	21,308,026

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $395,233,961)		$427,210,125
UNAFFILIATED INVESTMENT COMPANIES - 43.2%
Equity - 30.6%
Fidelity Mid Cap Index Fund	1,841,223	58,274,703
Fidelity Small Cap Index Fund	715,492	18,402,451
Financial Select Sector SPDR Fund	134,276	5,591,253
iShares Global Infrastructure ETF	87,431	4,408,271
iShares MSCI Global Min Vol Factor ETF	272,525	28,459,786
Vanguard Dividend Appreciation ETF	106,126	19,198,193
Vanguard Energy ETF (H)	128,104	16,725,258
Vanguard FTSE All World ex-US Small-Cap ETF (H)	104,070	12,470,708
Vanguard FTSE Developed Markets ETF	348,064	17,653,806
Vanguard FTSE Emerging Markets ETF	187,586	8,081,205
Vanguard Global ex-U.S. Real Estate ETF	104,419	4,354,272
Vanguard Health Care ETF (H)	30,433	7,987,141
Vanguard Information Technology ETF	9,037	4,831,271
Vanguard Materials ETF (H)	43,366	8,759,932
Vanguard Real Estate ETF	159,630	13,287,601
Vanguard S&P 500 ETF	48,965	23,729,418
Fixed income - 12.6%
Invesco Senior Loan ETF	387,253	8,178,783
Vanguard Short-Term Corporate Bond ETF	239,067	18,439,238
Vanguard Total Bond Market ETF	1,084,824	77,716,791

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $322,424,292)		$356,550,081
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	7,871	0
6	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

2030 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Consumer staples - (continued)
ICA Gruppen AB (C)(D)	338	$0
Health care - 0.0%
NMC Health PLC (C)(D)	247	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	6,295	19,018
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	31,878	876

TOTAL COMMON STOCKS (Cost $7,947)		$19,894
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.0%
U.S. Government - 5.0%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$4,552,242	4,345,714
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	2,557,556	2,398,674
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	2,381,656	2,292,985
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	1,777,651	1,775,077
U.S. Treasury STRIPS, PO, 4.488%, 02/15/2054	6,600,000	1,756,888
U.S. Treasury STRIPS, PO, 4.519%, 11/15/2052	29,524,400	8,240,071
U.S. Treasury STRIPS, PO, 4.614%, 08/15/2051	37,302,700	10,738,924
U.S. Treasury STRIPS, PO, 4.650%, 05/15/2050	32,885,100	9,936,929

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $50,634,824)		$41,485,262
SHORT-TERM INVESTMENTS - 1.8%
Short-term funds - 1.8%
John Hancock Collateral Trust, 5.2280% (F)(I)	1,469,441	14,689,558

TOTAL SHORT-TERM INVESTMENTS (Cost $14,689,356)		$14,689,558
Total investments (Cost $782,990,380) - 101.7%		$839,954,920
Other assets and liabilities, net - (1.7%)		(14,348,297)
TOTAL NET ASSETS - 100.0%		$825,606,623
2025 LIFETIME BLEND PORTFOLIO

As of 5-31-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 49.6%
Equity - 28.6%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	7,852,120	$79,227,888
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	9,075,610	101,465,320
Fixed income - 21.0%
Bond, Class NAV, JHSB (MIM US) (B)	6,028,202	79,873,673
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	4,198,044	31,695,236
High Yield, Class NAV, JHBT (MIM US) (B)	7,029,795	21,019,086
2025 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $295,481,088)		$313,281,203
UNAFFILIATED INVESTMENT COMPANIES - 44.5%
Equity - 25.8%
Fidelity Mid Cap Index Fund	1,055,762	$33,414,860
Fidelity Small Cap Index Fund	412,491	10,609,279
Financial Select Sector SPDR Fund	88,637	3,690,845
iShares Global Infrastructure ETF	85,303	4,300,977
iShares MSCI Global Min Vol Factor ETF	215,636	22,518,867
Vanguard Dividend Appreciation ETF	82,754	14,970,199
Vanguard Energy ETF	124,011	16,190,876
Vanguard FTSE All World ex-US Small-Cap ETF	66,666	7,988,587
Vanguard FTSE Developed Markets ETF	238,236	12,083,330
Vanguard FTSE Emerging Markets ETF	67,027	2,887,523
Vanguard Global ex-U.S. Real Estate ETF	101,871	4,248,021
Vanguard Health Care ETF	21,417	5,620,892
Vanguard Information Technology ETF (H)	5,739	3,068,127
Vanguard Materials ETF (H)	42,314	8,547,428
Vanguard Real Estate ETF	155,754	12,964,963
Fixed income - 18.7%
Invesco Senior Loan ETF	536,353	11,327,775
Vanguard Short-Term Corporate Bond ETF	353,735	27,283,581
Vanguard Total Bond Market ETF	1,112,018	79,664,970

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $260,731,398)		$281,381,100
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	5,304	0
ICA Gruppen AB (C)(D)	228	0
Health care - 0.0%
NMC Health PLC (C)(D)	166	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	4,242	12,814
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	21,481	591

TOTAL COMMON STOCKS (Cost $5,357)		$13,405
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.9%
U.S. Government - 5.9%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$7,374,248	7,039,690
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	4,142,632	3,885,281
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	3,859,351	3,715,665
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	2,947,137	2,942,869
U.S. Treasury STRIPS, PO, 4.488%, 02/15/2054	4,153,100	1,105,535
U.S. Treasury STRIPS, PO, 4.519%, 11/15/2052	18,883,100	5,270,153
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	7

2025 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury STRIPS, PO, 4.614%, 08/15/2051	24,047,800	$6,923,024
U.S. Treasury STRIPS, PO, 4.650%, 05/15/2050	21,018,700	6,351,245

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $43,355,439)		$37,233,462
SHORT-TERM INVESTMENTS - 0.8%
Short-term funds - 0.8%
John Hancock Collateral Trust, 5.2280% (F)(I)	524,767	5,245,934

TOTAL SHORT-TERM INVESTMENTS (Cost $5,245,845)		$5,245,934
Total investments (Cost $604,819,127) - 100.8%		$637,155,104
Other assets and liabilities, net - (0.8%)		(4,854,463)
TOTAL NET ASSETS - 100.0%		$632,300,641
2020 LIFETIME BLEND PORTFOLIO

As of 5-31-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 44.5%
Equity - 21.2%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	2,362,645	$23,839,083
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	3,305,222	36,952,382
Fixed income - 23.3%
Bond, Class NAV, JHSB (MIM US) (B)	3,118,111	41,314,968
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,073,972	15,658,486
High Yield, Class NAV, JHBT (MIM US) (B)	3,278,902	9,803,916

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $121,341,081)		$127,568,835
UNAFFILIATED INVESTMENT COMPANIES - 48.8%
Equity - 25.4%
Fidelity Mid Cap Index Fund	354,631	11,224,063
Fidelity Small Cap Index Fund	138,551	3,563,534
Financial Select Sector SPDR Fund	40,574	1,689,501
iShares Global Infrastructure ETF	40,293	2,031,573
iShares MSCI Global Min Vol Factor ETF	98,050	10,239,362
Vanguard Dividend Appreciation ETF	37,431	6,771,268
Vanguard Energy ETF	58,577	7,647,813
Vanguard FTSE All World ex-US Small-Cap ETF (H)	24,144	2,893,176
Vanguard FTSE Developed Markets ETF	182,523	9,257,567
Vanguard FTSE Emerging Markets ETF	35,818	1,543,039
Vanguard Global ex-U.S. Real Estate ETF	48,120	2,006,604
Vanguard Health Care ETF (H)	9,051	2,375,435
Vanguard Information Technology ETF	2,605	1,392,659
Vanguard Materials ETF (H)	19,987	4,037,374
Vanguard Real Estate ETF	73,559	6,123,051
Fixed income - 23.4%
Invesco Senior Loan ETF	350,839	7,409,720
Vanguard Short-Term Corporate Bond ETF	235,204	18,141,285
2020 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Vanguard Total Bond Market ETF	577,247	$41,353,975

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $130,948,883)		$139,700,999
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	1,639	0
ICA Gruppen AB (C)(D)	70	0
Health care - 0.0%
NMC Health PLC (C)(D)	51	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,309	3,953
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	6,637	182

TOTAL COMMON STOCKS (Cost $1,655)		$4,135
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.7%
U.S. Government - 6.7%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$5,180,823	4,945,777
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	2,910,360	2,729,561
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	2,711,259	2,610,317
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	2,085,671	2,082,651
U.S. Treasury STRIPS, PO, 4.488%, 02/15/2054	1,498,600	398,920
U.S. Treasury STRIPS, PO, 4.519%, 11/15/2052	6,363,800	1,776,096
U.S. Treasury STRIPS, PO, 4.614%, 08/15/2051	8,052,800	2,318,288
U.S. Treasury STRIPS, PO, 4.650%, 05/15/2050	7,305,900	2,207,632

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $21,094,337)		$19,069,242
SHORT-TERM INVESTMENTS - 2.0%
Short-term funds - 2.0%
John Hancock Collateral Trust, 5.2280% (F)(I)	578,441	5,782,499

TOTAL SHORT-TERM INVESTMENTS (Cost $5,782,454)		$5,782,499
Total investments (Cost $279,168,410) - 102.0%		$292,125,710
Other assets and liabilities, net - (2.0%)		(5,820,506)
TOTAL NET ASSETS - 100.0%		$286,305,204
2015 LIFETIME BLEND PORTFOLIO

As of 5-31-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 43.8%
Equity - 18.7%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	577,171	$5,823,654
8	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

2015 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	969,755	$10,841,862
Fixed income - 25.1%
Bond, Class NAV, JHSB (MIM US) (B)	1,052,572	13,946,575
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	684,351	5,166,847
High Yield, Class NAV, JHBT (MIM US) (B)	1,059,057	3,166,582

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $36,895,033)		$38,945,520
UNAFFILIATED INVESTMENT COMPANIES - 48.8%
Equity - 21.4%
Fidelity Mid Cap Index Fund	77,535	2,453,968
Fidelity Small Cap Index Fund	30,104	774,286
iShares Global Infrastructure ETF	12,467	628,586
iShares MSCI Global Min Vol Factor ETF	30,363	3,170,808
Vanguard Dividend Appreciation ETF	11,653	2,108,028
Vanguard Energy ETF	18,292	2,388,204
Vanguard FTSE All World ex-US Small-Cap ETF	5,591	669,970
Vanguard FTSE Developed Markets ETF	61,341	3,111,216
Vanguard Global ex-U.S. Real Estate ETF	14,866	619,912
Vanguard Materials ETF (H)	6,282	1,268,964
Vanguard Real Estate ETF	22,710	1,890,377
Fixed income - 27.4%
Invesco Senior Loan ETF	142,292	3,005,207
Vanguard Short-Term Corporate Bond ETF	95,895	7,396,381
Vanguard Total Bond Market ETF	194,774	13,953,609

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $41,393,729)		$43,439,516
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	424	0
ICA Gruppen AB (C)(D)	18	0
Health care - 0.0%
NMC Health PLC (C)(D)	13	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	336	1,017
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	1,716	47

TOTAL COMMON STOCKS (Cost $427)		$1,064
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.4%
U.S. Government - 7.4%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$2,179,375	2,080,500
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	1,224,309	1,148,252
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	1,140,492	1,098,031
2015 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	880,244	$878,970
U.S. Treasury STRIPS, PO, 4.488%, 02/15/2054	295,100	78,554
U.S. Treasury STRIPS, PO, 4.519%, 11/15/2052	1,318,700	368,041
U.S. Treasury STRIPS, PO, 4.614%, 08/15/2051	1,668,600	480,367
U.S. Treasury STRIPS, PO, 4.650%, 05/15/2050	1,505,900	455,040

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $7,050,001)		$6,587,755
SHORT-TERM INVESTMENTS - 1.4%
Short-term funds - 1.4%
John Hancock Collateral Trust, 5.2280% (F)(I)	124,382	1,243,412

TOTAL SHORT-TERM INVESTMENTS (Cost $1,243,447)		$1,243,412
Total investments (Cost $86,582,637) - 101.4%		$90,217,267
Other assets and liabilities, net - (1.4%)		(1,278,648)
TOTAL NET ASSETS - 100.0%		$88,938,619
2010 LIFETIME BLEND PORTFOLIO

As of 5-31-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 41.6%
Equity - 14.8%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	339,720	$3,427,779
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	581,312	6,499,064
Fixed income - 26.8%
Bond, Class NAV, JHSB (MIM US) (B)	855,222	11,331,695
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	544,885	4,113,880
High Yield, Class NAV, JHBT (MIM US) (B)	825,197	2,467,340

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $26,740,387)		$27,839,758
UNAFFILIATED INVESTMENT COMPANIES - 50.2%
Equity - 18.8%
Fidelity Mid Cap Index Fund	33,121	1,048,280
Fidelity Small Cap Index Fund	12,847	330,431
iShares Global Infrastructure ETF	9,415	474,704
iShares MSCI Global Min Vol Factor ETF	22,552	2,355,105
Vanguard Dividend Appreciation ETF	8,662	1,566,956
Vanguard Energy ETF (H)	13,806	1,802,511
Vanguard FTSE All World ex-US Small-Cap ETF	2,814	337,202
Vanguard FTSE Developed Markets ETF	36,506	1,851,584
Vanguard Global ex-U.S. Real Estate ETF	11,272	470,042
Vanguard Materials ETF (H)	4,683	945,966
Vanguard Real Estate ETF	17,150	1,427,569
Fixed income - 31.4%
Invesco Senior Loan ETF	132,959	2,808,094
Vanguard Short-Term Corporate Bond ETF	89,580	6,909,305
Vanguard Total Bond Market ETF	158,254	11,337,317
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	9

2010 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $32,282,208)		$33,665,066
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	225	$0
ICA Gruppen AB (C)(D)	10	0
Health care - 0.0%
NMC Health PLC (C)(D)	7	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	180	544
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	911	25

TOTAL COMMON STOCKS (Cost $227)		$569
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.2%
U.S. Government - 8.2%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$2,073,163	1,979,107
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	1,159,831	1,087,779
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	1,083,546	1,043,205
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	847,837	846,609
U.S. Treasury STRIPS, PO, 4.488%, 02/15/2054	108,600	28,909
U.S. Treasury STRIPS, PO, 4.519%, 11/15/2052	479,500	133,825
U.S. Treasury STRIPS, PO, 4.614%, 08/15/2051	606,800	174,689
U.S. Treasury STRIPS, PO, 4.650%, 05/15/2050	549,500	166,043

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $5,654,892)		$5,460,166
SHORT-TERM INVESTMENTS - 2.8%
Short-term funds - 2.8%
John Hancock Collateral Trust, 5.2280% (F)(I)	190,956	1,908,916

TOTAL SHORT-TERM INVESTMENTS (Cost $1,908,956)		$1,908,916
Total investments (Cost $66,586,670) - 102.8%		$68,874,475
Other assets and liabilities, net - (2.8%)		(1,907,242)
TOTAL NET ASSETS - 100.0%		$66,967,233
Percentages are based upon net assets.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHF II	John Hancock Funds II
JHSB	John Hancock Sovereign Bond Fund
MIM US	Manulife Investment Management (US) LLC
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Non-income producing.
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(F)	The rate shown is the annualized seven-day yield as of 5-31-24.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(H)	All or a portion of this security is on loan as of 5-31-24.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending.
10	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

Notes to Portfolios’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Equity securities, including exchange-traded funds or closed-end funds, held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of May 31, 2024, by major security category or type:
	Total value at 5-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
2065 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$35,496,207	$35,496,207	—	—
Unaffiliated investment companies	27,760,638	27,760,638	—	—
Common stocks	758	—	—	$758
U.S. Government and Agency obligations	1,140,193	—	$1,140,193	—
Short-term investments	117,664	117,664	—	—
Total investments in securities	$64,515,460	$63,374,509	$1,140,193	$758

2060 Lifetime Blend Portfolio
Investments in securities:
Assets
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	Total value at 5-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
2060 Lifetime Blend Portfolio (continued)
Affiliated investment companies	$122,358,823	$122,358,823	—	—
Unaffiliated investment companies	96,009,668	96,009,668	—	—
Common stocks	5,878	—	—	$5,878
U.S. Government and Agency obligations	3,961,347	—	$3,961,347	—
Short-term investments	256,361	256,361	—	—
Total investments in securities	$222,592,077	$218,624,852	$3,961,347	$5,878

2055 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$217,108,030	$217,108,030	—	—
Unaffiliated investment companies	170,487,617	170,487,617	—	—
Common stocks	12,306	—	—	$12,306
U.S. Government and Agency obligations	7,080,914	—	$7,080,914	—
Short-term investments	360,773	360,773	—	—
Total investments in securities	$395,049,640	$387,956,420	$7,080,914	$12,306

2050 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$281,530,032	$281,530,032	—	—
Unaffiliated investment companies	220,832,945	220,832,945	—	—
Common stocks	16,860	—	—	$16,860
U.S. Government and Agency obligations	9,199,998	—	$9,199,998	—
Short-term investments	126,101	126,101	—	—
Total investments in securities	$511,705,936	$502,489,078	$9,199,998	$16,860

2045 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$335,614,384	$335,614,384	—	—
Unaffiliated investment companies	260,513,043	260,513,043	—	—
Common stocks	21,523	—	—	$21,523
U.S. Government and Agency obligations	13,763,866	—	$13,763,866	—
Short-term investments	1,464,747	1,464,747	—	—
Total investments in securities	$611,377,563	$597,592,174	$13,763,866	$21,523

2040 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$379,504,294	$379,504,294	—	—
Unaffiliated investment companies	303,719,851	303,719,851	—	—
Common stocks	20,745	—	—	$20,745
U.S. Government and Agency obligations	20,978,897	—	$20,978,897	—
Short-term investments	5,867,894	5,867,894	—	—
Total investments in securities	$710,091,681	$689,092,039	$20,978,897	$20,745

2035 Lifetime Blend Portfolio
Investments in securities:
Assets
12	|

	Total value at 5-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
2035 Lifetime Blend Portfolio (continued)
Affiliated investment companies	$443,921,686	$443,921,686	—	—
Unaffiliated investment companies	350,649,085	350,649,085	—	—
Common stocks	22,205	—	—	$22,205
U.S. Government and Agency obligations	30,456,062	—	$30,456,062	—
Short-term investments	2,388,528	2,388,528	—	—
Total investments in securities	$827,437,566	$796,959,299	$30,456,062	$22,205

2030 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$427,210,125	$427,210,125	—	—
Unaffiliated investment companies	356,550,081	356,550,081	—	—
Common stocks	19,894	—	—	$19,894
U.S. Government and Agency obligations	41,485,262	—	$41,485,262	—
Short-term investments	14,689,558	14,689,558	—	—
Total investments in securities	$839,954,920	$798,449,764	$41,485,262	$19,894

2025 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$313,281,203	$313,281,203	—	—
Unaffiliated investment companies	281,381,100	281,381,100	—	—
Common stocks	13,405	—	—	$13,405
U.S. Government and Agency obligations	37,233,462	—	$37,233,462	—
Short-term investments	5,245,934	5,245,934	—	—
Total investments in securities	$637,155,104	$599,908,237	$37,233,462	$13,405

2020 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$127,568,835	$127,568,835	—	—
Unaffiliated investment companies	139,700,999	139,700,999	—	—
Common stocks	4,135	—	—	$4,135
U.S. Government and Agency obligations	19,069,242	—	$19,069,242	—
Short-term investments	5,782,499	5,782,499	—	—
Total investments in securities	$292,125,710	$273,052,333	$19,069,242	$4,135

2015 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$38,945,520	$38,945,520	—	—
Unaffiliated investment companies	43,439,516	43,439,516	—	—
Common stocks	1,064	—	—	$1,064
U.S. Government and Agency obligations	6,587,755	—	$6,587,755	—
Short-term investments	1,243,412	1,243,412	—	—
Total investments in securities	$90,217,267	$83,628,448	$6,587,755	$1,064

2010 Lifetime Blend Portfolio
Investments in securities:
Assets
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	Total value at 5-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
2010 Lifetime Blend Portfolio (continued)
Affiliated investment companies	$27,839,758	$27,839,758	—	—
Unaffiliated investment companies	33,665,066	33,665,066	—	—
Common stocks	569	—	—	$569
U.S. Government and Agency obligations	5,460,166	—	$5,460,166	—
Short-term investments	1,908,916	1,908,916	—	—
Total investments in securities	$68,874,475	$63,413,740	$5,460,166	$569
Level 3 includes securities valued at $0. Refer to Portfolios’ investments.
Investment in affiliated underlying funds. Certain portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets.
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
2065 Lifetime Blend Portfolio
Bond	24,564	—	$932,692	$(600,545)	$(5,170)	$(1,498)	$6,645	—	$325,479
Emerging Markets Debt	49,415	—	385,977	(14,939)	167	1,880	6,049	—	373,085
High Yield	98,574	—	414,797	(118,006)	(220)	(1,834)	5,086	—	294,737
International Strategic Equity Allocation	1,515,652	$10,122,018	5,433,024	(1,481,872)	(69,981)	1,289,738	412,858	—	15,292,927
John Hancock Collateral Trust	11,770	235,087	5,408,609	(5,528,211)	2,056	123	3,954	—	117,664
U.S. Sector Rotation	1,718,245	12,182,361	6,157,348	(1,601,959)	38,170	2,434,059	197,448	—	19,209,979
					$(34,978)	$3,722,468	$632,040	—	$35,613,871
2060 Lifetime Blend Portfolio
Bond	83,728	—	$3,211,569	$(2,082,665)	$(16,192)	$(3,314)	$26,434	—	$1,109,398
Emerging Markets Debt	168,432	—	1,482,406	(218,781)	704	7,333	21,380	—	1,271,662
High Yield	335,991	—	1,738,178	(725,556)	(3,086)	(4,923)	16,022	—	1,004,613
International Strategic Equity Allocation	5,226,281	$39,840,896	12,451,885	(3,737,508)	(169,834)	4,347,733	1,459,155	—	52,733,172
John Hancock Collateral Trust	25,645	231,280	101,156,756	(101,137,499)	5,892	(68)	16,349	—	256,361
U.S. Sector Rotation	5,924,864	47,915,499	13,693,958	(4,028,958)	92,174	8,567,305	697,882	—	66,239,978
					$(90,342)	$12,914,066	$2,237,222	—	$122,615,184
2055 Lifetime Blend Portfolio
Bond	145,577	—	$5,541,512	$(3,578,087)	$(28,222)	$(6,306)	$46,594	—	$1,928,897
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Emerging Markets Debt	292,851	—	$2,443,743	$(246,294)	$162	$13,413	$38,034	—	$2,211,024
High Yield	584,184	—	2,879,707	(1,119,068)	(4,994)	(8,936)	28,305	—	1,746,709
International Strategic Equity Allocation	9,278,584	$71,776,986	20,348,299	(6,020,090)	(264,851)	7,780,565	2,629,424	—	93,620,909
John Hancock Collateral Trust	36,089	2,133,470	39,573,728	(41,345,936)	(358)	(131)	11,350	—	360,773
U.S. Sector Rotation	10,518,827	86,664,496	21,833,594	(6,542,012)	168,894	15,475,519	1,257,740	—	117,600,491
					$(129,369)	$23,254,124	$4,011,447	—	$217,468,803
2050 Lifetime Blend Portfolio
Bond	186,854	—	$7,239,508	$(4,717,140)	$(35,966)	$(10,581)	$61,601	—	$2,475,821
Emerging Markets Debt	375,973	—	3,109,321	(285,882)	(414)	15,569	49,219	—	2,838,594
High Yield	749,996	—	3,204,842	(944,483)	(3,886)	(13,984)	34,175	—	2,242,489
International Strategic Equity Allocation	12,035,173	$94,526,639	24,866,545	(7,731,169)	(369,959)	10,142,842	3,434,548	—	121,434,898
John Hancock Collateral Trust	12,614	715,714	183,114,548	(183,707,470)	3,351	(42)	23,035	—	126,101
U.S. Sector Rotation	13,643,849	113,842,530	26,376,044	(8,068,792)	227,883	20,160,565	1,642,551	—	152,538,230
					$(178,991)	$30,294,369	$5,245,129	—	$281,656,133
2045 Lifetime Blend Portfolio
Bond	704,387	—	$11,291,784	$(1,840,490)	$(29,147)	$(89,023)	$143,925	—	$9,333,124
Emerging Markets Debt	805,872	—	6,467,750	(421,517)	4,237	33,866	110,164	—	6,084,336
High Yield	1,622,873	—	6,342,749	(1,452,771)	(4,332)	(33,255)	72,024	—	4,852,391
International Strategic Equity Allocation	13,808,047	$115,928,585	22,632,486	(10,650,010)	(515,095)	11,927,224	4,129,475	—	139,323,190
John Hancock Collateral Trust	146,523	2,321,215	77,583,568	(78,439,126)	(576)	(334)	21,775	—	1,464,747
U.S. Sector Rotation	15,744,306	140,445,260	25,782,389	(14,336,791)	448,258	23,682,227	1,992,874	—	176,021,343
					$(96,655)	$35,520,705	$6,470,237	—	$337,079,131
2040 Lifetime Blend Portfolio
Bond	2,168,023	—	$31,135,861	$(2,051,439)	$(31,683)	$(326,441)	$409,615	—	$28,726,298
Emerging Markets Debt	1,700,870	—	13,444,694	(673,978)	5,597	65,257	232,258	—	12,841,570
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
High Yield	3,525,457	—	$11,899,785	$(1,268,487)	$(4,978)	$(85,203)	$156,538	—	$10,541,117
International Strategic Equity Allocation	14,357,040	$115,434,504	25,113,012	(7,480,072)	(244,176)	12,039,270	4,063,996	—	144,862,538
John Hancock Collateral Trust	586,983	1,393,650	331,798,842	(327,331,059)	6,797	(336)	44,866	—	5,867,894
U.S. Sector Rotation	16,326,724	140,247,559	28,543,993	(11,146,707)	346,070	24,541,856	1,971,608	—	182,532,771
					$77,627	$36,234,403	$6,878,881	—	$385,372,188
2035 Lifetime Blend Portfolio
Bond	4,536,127	—	$61,928,312	$(1,117,740)	$(23,241)	$(683,645)	$823,862	—	$60,103,686
Emerging Markets Debt	3,071,891	—	23,763,700	(694,656)	3,872	119,861	415,842	—	23,192,777
High Yield	6,545,560	—	21,607,447	(1,872,198)	(9,024)	(155,000)	288,619	—	19,571,225
International Strategic Equity Allocation	14,955,479	$125,344,834	20,556,929	(7,461,373)	(366,157)	12,826,553	4,376,324	—	150,900,786
John Hancock Collateral Trust	238,932	1,743,098	551,164,608	(550,535,884)	16,774	(68)	75,080	—	2,388,528
U.S. Sector Rotation	17,008,337	151,086,378	23,981,271	(11,109,962)	417,578	25,777,947	2,117,843	—	190,153,212
					$39,802	$37,885,648	$8,097,570	—	$446,310,214
2030 Lifetime Blend Portfolio
Bond	5,862,676	—	$80,306,097	$(1,708,638)	$(32,201)	$(884,803)	$1,070,769	—	$77,680,455
Emerging Markets Debt	4,357,634	—	34,618,398	(1,916,357)	11,413	186,681	596,677	—	32,900,135
High Yield	7,126,430	—	22,294,785	(803,612)	(4,777)	(178,370)	317,943	—	21,308,026
International Strategic Equity Allocation	12,879,202	$109,737,431	17,006,460	(7,587,410)	(256,057)	11,050,719	3,750,944	—	129,951,143
John Hancock Collateral Trust	1,469,441	24,836,822	468,268,364	(478,424,001)	11,475	(3,102)	108,848	—	14,689,558
U.S. Sector Rotation	14,791,625	134,535,029	21,097,843	(13,290,428)	441,124	22,586,798	1,828,514	—	165,370,366
					$170,977	$32,757,923	$7,673,695	—	$441,899,683
2025 Lifetime Blend Portfolio
Bond	6,028,202	—	$82,138,632	$(1,281,047)	$(29,344)	$(954,568)	$1,103,237	—	$79,873,673
Emerging Markets Debt	4,198,044	—	33,507,680	(1,985,268)	3,501	169,323	575,126	—	31,695,236
High Yield	7,029,795	—	22,507,113	(1,298,483)	(11,501)	(178,043)	316,512	—	21,019,086
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Strategic Equity Allocation	7,852,120	$70,055,324	$13,276,918	$(10,526,767)	$(359,759)	$6,782,172	$2,337,682	—	$79,227,888
John Hancock Collateral Trust	524,767	12,962,612	488,507,111	(496,238,850)	18,067	(3,006)	85,532	—	5,245,934
U.S. Sector Rotation	9,075,610	79,494,057	26,126,240	(16,875,827)	503,093	12,217,757	1,034,885	—	101,465,320
					$124,057	$18,033,635	$5,452,974	—	$318,527,137
2020 Lifetime Blend Portfolio
Bond	3,118,111	—	$44,243,412	$(2,404,400)	$(50,797)	$(473,247)	$580,269	—	$41,314,968
Emerging Markets Debt	2,073,972	—	16,427,714	(854,283)	5,214	79,841	287,786	—	15,658,486
High Yield	3,278,902	—	10,621,713	(726,842)	(7,464)	(83,491)	150,529	—	9,803,916
International Strategic Equity Allocation	2,362,645	$22,223,701	4,231,602	(4,514,886)	(189,671)	2,088,337	724,631	—	23,839,083
John Hancock Collateral Trust	578,441	9,032,588	282,176,732	(285,430,644)	5,362	(1,539)	65,615	—	5,782,499
U.S. Sector Rotation	3,305,222	27,034,543	11,539,513	(5,881,972)	140,981	4,119,317	351,394	—	36,952,382
					$(96,375)	$5,729,218	$2,160,224	—	$133,351,334
2015 Lifetime Blend Portfolio
Bond	1,052,572	—	$15,172,158	$(1,046,177)	$(22,356)	$(157,050)	$195,891	—	$13,946,575
Emerging Markets Debt	684,351	—	5,441,709	(301,915)	295	26,758	94,705	—	5,166,847
High Yield	1,059,057	—	3,511,428	(315,189)	(2,940)	(26,717)	48,804	—	3,166,582
International Strategic Equity Allocation	577,171	$5,113,956	1,795,948	(1,563,796)	(43,991)	521,537	171,154	—	5,823,654
John Hancock Collateral Trust	124,382	4,493,675	129,871,138	(133,123,963)	3,681	(1,119)	29,809	—	1,243,412
U.S. Sector Rotation	969,755	7,674,914	3,730,276	(1,843,947)	57,067	1,223,552	101,295	—	10,841,862
					$(8,244)	$1,586,961	$641,658	—	$40,188,932
2010 Lifetime Blend Portfolio
Bond	855,222	—	$12,802,515	$(1,330,703)	$(27,774)	$(112,343)	$153,070	—	$11,331,695
Emerging Markets Debt	544,885	—	4,495,961	(402,630)	(1,323)	21,872	71,572	—	4,113,880
High Yield	825,197	—	2,844,845	(354,742)	(3,914)	(18,849)	37,276	—	2,467,340
International Strategic Equity Allocation	339,720	$3,005,681	1,488,531	(1,324,322)	(30,055)	287,944	94,933	—	3,427,779
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	190,956	$2,499,111	$111,246,532	$(111,840,485)	$4,461	$(703)	$22,214	—	$1,908,916
U.S. Sector Rotation	581,312	4,138,780	2,843,919	(1,153,591)	34,412	635,544	53,792	—	6,499,064
					$(24,193)	$813,465	$432,857	—	$29,748,674
For additional information on the portfolios’ significant accounting policies and risks, please refer to the portfolios’ most recent semiannual or annual shareholder report and prospectus.
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